Share-based payment arrangements - Summary of Reconciliation of Outstanding RSUs (Details) - Restricted share units shares in Thousands	6 Months Ended
Jun. 30, 2025 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance - Number of unvested restricted share units (in shares)	148,200
Granted - Number of unvested restricted share units (in shares)	59,715
Vested - Number of unvested restricted share units (in shares)	(58,010)
Canceled and forfeited - Number of unvested restricted share units (in shares)	(8,491)
Ending balance - Number of unvested restricted share units (in shares)	141,414